NATURE OF OPERATIONS AND BASIS OF PRESENTATION	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017
Accounting Policies [Abstract]
NATURE OF OPERATIONS AND BASIS OF PRESENTATION

NOTE 1 – NATURE OF OPERATIONS AND BASIS OF PRESENTATION

Triton Acquisitions Company ("TAC" or the "Company"), incorporated in the State of Nevada on May 31, 2016, to engage in any lawful corporate undertaking, including, but not limited to, selected mergers and acquisitions. The Company has been in the developmental stage since inception and has no operations to date. Other than issuing shares to its original shareholder, the Company has not commenced any operational activities.  The Company’s fiscal year end is June 30.

The balance sheet as of June 30, 2017 has been derived from audited financial statements, and the unaudited interim financial statements have been prepared by the Company pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). Certain information and footnote disclosures normally included in financial statements prepared in accordance with generally accepted accounting principles (“U.S. GAAP”) have been condensed or omitted pursuant to those rules and regulations, although the Company believes that the disclosures made are adequate to make the information not misleading. It is suggested that these financial statements be read in conjunction with the financial statements and the notes thereto included in the Company’s most current filing on Form 10-K filed with the SEC on September 29, 2017.

In the opinion of management, all adjustments (which include normal and recurring adjustments) necessary to fairly present the Company’s financial position as of September 30, 2017, and results of its operations and its cash flows for the three months then ended, have been made.

NOTE 1 – NATURE OF OPERATIONS AND BASIS OF PRESENTATION

Triton Acquisitions Company ("TAC" or the "Company"), incorporated in the State of Nevada on May 31, 2016, to engage in any lawful corporate undertaking, including, but not limited to, selected mergers and acquisitions. The Company has been in the developmental stage since inception and has no operations to date.  Other than issuing shares to its original shareholder, the Company has not commenced any operational activities.  The Company’s fiscal year end is June 30.